Partners' Capital - Distributions to Unitholders (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended
	Jan. 23, 2015	Apr. 26, 2016	Apr. 23, 2015	Jun. 30, 2016	Jan. 20, 2016	Dec. 31, 2015
Common units entitled to distribution				120,409,456		120,409,456
Preferred units entitled to distribution				12,983,333		12,983,333
Common unit-holders
Distributions per unit declared	$ 0.2325	$ 0.075	$ 0.2345	$ 0.075	$ 0.2385
Common units entitled to distribution	104,079,960	120,409,456	119,559,456		120,409,456
General partner and IDR distributions	$ 494	$ 183	$ 572		$ 582
Preferred unit-holders
Distributions per unit declared	$ 0.21375	$ 0.21375	$ 0.21575	$ 0.21375	$ 0.21975
Preferred units entitled to distribution	14,223,737	12,983,333	12,983,333		12,983,333